Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2022	¥ 3,436
2023	3,237
2024	3,486
2025	3,705
2026	3,875
2027-2031	21,927
Total	39,666
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
2022	1,670
2023	1,754
2024	1,801
2025	1,841
2026	1,891
2027-2031	11,572
Total	¥ 20,529